Short-Term Debt - Additional Information (Detail) (USD $)				12 Months Ended
	Dec. 31, 2013 Correspondent Banks [Member]	Dec. 31, 2013 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Short-term Debt [Line Items]
Securities maturity period from transaction date				4 days	1 day
Line of credit facility, Maximum borrowing capacity	$ 35,500,000	$ 9,609,000
Long term debt amount outstanding	$ 0	$ 7,750,000	$ 7,750,000